Income Taxes	12 Months Ended
Dec. 31, 2021
Income Taxes
Income Taxes

Note 12 — Income Taxes

The provision for income taxes is recorded at the end of each interim period based on the Company’s best estimate of its effective income tax rate expected to be applicable for the full fiscal year. There is no provision for income taxes because the Company has incurred operating losses since inception. The Company’s effective income tax rate was 0% for the years ended December 31, 2021 and 2020 and the realization of any deferred tax assets is not more likely than not.

The components of the federal and state income tax provision included in the consolidated statements of operations are all attributable to continuing operations and are summarized as follows:

	2021	2020
Current tax provision
Federal	$—	$—
State	—	—
Total current	—	—
Deferred tax provision
Federal tax recovery	—	—
State	—	—
Total deferred	—	—
Provision for income taxes	$—	$—

The provision for (benefit from) income taxes differs from the amount that would be computed by applying the statutory federal income tax rate of 21% to income before income taxes as a result of the following:

	2021	Percentages
Tax benefit computed at federal statutory rate	$(21,162)	21.00%
State income tax benefit, net of federal benefit	(3,339)	3.31%
Permanent items
Change in fair value of warrant liabilities	7,940	(7.88)%
Incentive stock options	(554)	0.55%
Transaction costs	1,951	(1.94)%
162m limitation	667	(0.66)%
Debt extinguishment	464	(0.46)%
Other adjustments	(10)	0.02%
Valuation allowance	14,043	(13.94)%
Total provision for income taxes	$—	—%

Deferred income taxes reflect the net tax effects of (a) temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes; and (b) operating losses and tax credit carryforwards. The tax effects of significant items comprising the Company’s deferred taxes are as follows:

	2021	2020
Deferred tax assets:
Net operating loss	$15,366	$3,702
Derivative liability	3,421	—
Operating lease liabilities	2,831	2,305
Stock options	472	—
Other	1,418	268
Total deferred tax assets	23,508	6,275
Deferred tax liabilities:
Derivative debt discount	(3,421)	—
Right of use assets	(2,373)	(2,011)
Fixed assets	(119)	(382)
Beneficial conversion feature	—	(331)
Total deferred tax liabilities	(5,913)	(2,724)
Net deferred tax assets	17,595	3,551
Valuation allowance, net	(17,595)	(3,551)
Net deferred tax asset (liability)	$—	$—

ASC 740 requires that the tax benefit of net operating losses, temporary differences and credit carryforwards be recorded as an asset to the extent that management assesses that realization is "more likely than not." Realization of the future tax benefits is dependent on the Company's ability to generate sufficient taxable income within the carryforward period. Because of the Company's recent history of operating losses, management believes that recognition of the deferred tax assets arising from the above-mentioned future tax benefits is currently not likely to be realized and, accordingly, has provided a valuation allowance.

The Company’s federal net operating loss and tax credit carryforward as of December 31, 2021 was $56,674 and has no expiration date. The Company also files in various state jurisdictions and has net operating loss and tax credit carryforwards of $54,976 as of December 31, 2021 that will begin to expire in 2040 if not utilized.

The Company has no uncertain tax positions.